AB Tax-Aware Fixed Income Opportunities Portfolio

January 31, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 105.6%
Long-Term Municipal Bonds – 100.2%
Alabama – 6.4%
Black Belt Energy Gas District (Athene Annuity & Life Co.) Series 2024-A 5.25%, 05/01/2055	$2,000	$2,126,595
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	1,000	1,068,303
Black Belt Energy Gas District (Goldman Sachs Group) Series 2022-F 5.50%, 11/01/2053	2,000	2,111,127
Series 2023-2 5.43%, 06/01/2049(a) (b)	10,000	10,245,220
Series 2023-A 5.25%, 01/01/2054	2,000	2,126,179
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	1,000	987,097
Black Belt Energy Gas District (Pacific Mutual Holding) Series 2024-C 5.00%, 05/01/2055	1,000	1,059,528
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.50%, 10/01/2053	1,000	1,071,948
Homewood Educational Building Authority (CHF - Horizons II LLC) Series 2024 5.50%, 10/01/2049	250	261,758
5.50%, 10/01/2054	250	260,038
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 4.75%, 12/01/2054	1,000	980,729
5.00%, 06/01/2054	1,000	1,010,933
Muscle Shoals Sheffield & Tuscumbia Solid Waste Disposal Authority (Prerefunded - US Treasuries) Series 2020 6.00%, 05/01/2040(b)	2,000	2,111,732
Southeast Alabama Gas Supply District (The) (Pacific Mutual Holding) Series 2024-A 5.00%, 08/01/2054	3,000	3,193,166
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	1,315	1,379,583
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	1,000	1,048,510

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-A 5.335% (SOFR + 2.42%), 01/01/2053(c)	$2,000	$2,099,942
5.50%, 01/01/2053	1,000	1,065,346
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	10,000	10,568,762
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054	1,000	1,051,581

		45,828,077

Alaska – 1.0%
Alaska Housing Finance Corp. (Prerefunded - Others) Series 2023 4.39%, 07/01/2026(b)	2,000	2,007,749
Municipality of Anchorage AK (Municipality of Anchorage AK) Series 2024-A 4.50%, 02/01/2060	1,000	944,598
Municipality of Anchorage AK Solid Waste Services Revenue (Municipality of Anchorage AK Solid Waste Services Revenue) Series 2022-A 5.25%, 11/01/2062	4,000	4,226,302

		7,178,649

Arizona – 2.2%
Arizona Industrial Development Authority (Arizona Industrial Development Authority) Series 2024-A 5.68%, 01/01/2043(b)	1,000	972,094
Series 2024-B 5.68%, 01/01/2043(b)	215	208,967
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033	164	156,478
Arizona Industrial Development Authority (Heritage Academy Laveen & Gateway Obligated Group) Series 2021 5.00%, 07/01/2051(b)	1,000	913,870
Arizona Industrial Development Authority (Kipp NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2061	1,000	857,607
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2026(d) (e) (f)	1,000	30,000

	Principal Amount (000)	U.S. $ Value

Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	$2,000	$2,048,501
Series 2024 4.00%, 06/01/2049	2,000	1,998,217
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	1,000	878,735
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.521%, 07/01/2036	1,000	776,529
Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	100	99,994
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Obligated Group) Series 2022 6.75%, 11/15/2042(b)	250	271,665
7.00%, 11/15/2057(b)	250	270,064
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(b)	600	527,474
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2042	1,000	1,082,135
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2032	2,000	2,144,007
Sierra Vista Industrial Development Authority (American Leadership Academy) Series 2024 5.00%, 06/15/2044(b)	1,000	999,228
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) AGC Series 2024 5.25%, 08/01/2043	1,250	1,368,241

		15,603,806

Arkansas – 0.2%
Arkansas Development Finance Authority (Hybar LLC) Series 2024 7.375%, 07/01/2048(b)	1,300	1,441,082

	Principal Amount (000)	U.S. $ Value

Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	$200	$206,319

		1,647,401

California – 13.0%
Alameda Corridor Transportation Authority (Alameda Corridor Transportation Authority) Series 2022-A 0.00%, 10/01/2049(g)	1,000	570,605
AGM Series 2024 Zero Coupon, 10/01/2053	1,000	248,516
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	500	489,714
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(b)	1,000	898,411
ARC70 II Trust (ARC70 II TRUST) Series 2021 4.00%, 12/01/2059	300	260,425
Series 2023 4.84%, 04/01/2065(f) (h)	1,903	1,789,536
Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) AGM Series 2024-B 4.50%, 07/01/2054	2,000	1,963,115
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	2,000	2,111,582
Series 2024 5.00%, 08/01/2055	2,800	2,966,060
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024 5.00%, 11/01/2055	1,000	1,052,927
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	3,170	3,325,500
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.00%, 12/01/2053	1,000	1,042,384
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.545% (SOFR + 1.63%), 07/01/2053(c)	2,000	1,998,855
Series 2023-2 5.00%, 07/01/2053(a) (b)	10,000	10,481,953
Series 2024-E 5.00%, 02/01/2055	1,000	1,070,193

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(b)	$1,000	$858,326
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(b)	250	212,595
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(b)	1,000	716,792
4.00%, 08/01/2046(b)	495	416,339
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(b)	1,000	689,577
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(b)	2,500	104,742
5.50%, 02/01/2040(b)	1,000	906,548
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033	139	139,500
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	955	943,251
Series 2021-2, Class X 0.825%, 03/25/2035(i)	955	40,420
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	238	222,286
California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(b)	1,000	1,046,698
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021 Zero Coupon, 01/01/2061(b)	985	77,511
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2040	250	259,526

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053	$1,000	$1,072,340
California Pollution Control Financing Authority (Poseidon Resources Channelside) Series 2012 5.00%, 11/21/2045(b)	250	250,052
Series 2023 5.00%, 07/01/2035(b)	1,250	1,342,922
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 11/21/2045(b)	1,000	1,016,748
California School Finance Authority (Classical Academy Obligated Group) Series 2022 5.00%, 10/01/2052(b)	1,000	992,083
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AGM Series 2022-A 5.375%, 08/15/2057	1,000	1,063,450
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2020-C 5.00%, 05/15/2039	1,000	1,043,209
Series 2022 5.25%, 05/15/2047	2,000	2,103,321
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(b)	400	311,100
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(b)	500	341,811
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(b)	1,000	866,234
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(b)	1,000	681,430
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(b)	500	339,421
4.00%, 05/01/2057(b)	350	244,932

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(b)	$500	$367,037
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(b)	1,000	855,796
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(b)	200	156,000
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(b)	1,000	685,770
4.00%, 07/01/2058(b)	200	129,801
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(b)	1,000	762,870
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(b)	800	551,738
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(b)	1,000	695,144
4.00%, 12/01/2056(b)	400	305,346
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(b)	1,000	821,444
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(b)	1,000	796,712
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(b)	1,000	686,801
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(b)	1,000	691,248

	Principal Amount (000)	U.S. $ Value

Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	$735	$676,000
Series 2021-B Zero Coupon, 06/01/2066	19,320	2,260,067
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023-E 5.00%, 07/01/2038	2,245	2,471,633
Series 2024-B 5.00%, 07/01/2039	1,000	1,098,873
Series 2024-C 5.00%, 07/01/2041	1,300	1,402,646
Series 2024-E 5.00%, 07/01/2039	1,000	1,103,526
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022 5.00%, 07/01/2040	1,335	1,422,931
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2022-D 5.00%, 07/01/2047	4,865	5,082,401
Los Angeles Unified School District/CA (Los Angeles Unified School District/CA) Series 2024-A 5.00%, 07/01/2031	3,000	3,374,959
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 7.00%, 11/01/2034	1,000	1,228,243
Northern California Energy Authority (Pacific Mutual Holding) Series 2024 5.00%, 12/01/2054	1,000	1,059,655
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 2) Series 2022 5.75%, 09/01/2052	1,000	1,050,763
San Francisco Intl Airport (San Francisco Intl Airport) Series 2019-A 5.00%, 05/01/2044	1,000	1,019,744
Series 2023-E 5.50%, 05/01/2040	1,315	1,460,676
Series 2024 5.00%, 05/01/2039	3,400	3,639,161
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	1,400	1,472,043

	Principal Amount (000)	U.S. $ Value

Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2048	$1,000	$1,046,996
5.25%, 07/01/2053	2,975	3,147,787
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 Zero Coupon, 06/01/2060	2,000	339,904
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2006 Zero Coupon, 06/01/2046	1,000	252,684
Yucaipa Valley Water District Financing Authority (Yucaipa Valley Water District Water & Sewer Revenue) Series 2024-A 5.00%, 06/01/2026	2,000	2,047,207

		92,736,546

Colorado – 1.7%
Aurora Highlands Community Authority Board (Aurora Highlands Community Authority Board) Series 2021-A 5.75%, 12/01/2051	500	473,172
Centerra Metropolitan District No. 1 (Centerra Metropolitan District No. 1) Series 2022 6.50%, 12/01/2053	500	513,637
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	615	615,202
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2029	1,000	1,049,029
Colorado Educational & Cultural Facilities Authority (James Irwin Educational Foundation Obligated Group) Series 2022 5.00%, 09/01/2062	1,000	977,595
Colorado Educational & Cultural Facilities Authority (Lighthouse Building Corp.) Series 2021 4.00%, 10/01/2061	1,000	782,055
Colorado Health Facilities Authority (Aberdeen Ridge Obligated Group) Series 2021-A 5.00%, 05/15/2049	100	71,920

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	$1,000	$899,856
Colorado Health Facilities Authority (Frasier Meadows Manor Obligated Group) Series 2023-2 4.00%, 05/15/2041	100	92,672
Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2024-A 5.00%, 05/15/2054	2,000	2,094,668
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041(d) (e) (f)	250	187,500
E-470 Public Highway Authority (E-470 Public Highway Authority) Series 2024-B 3.665% (SOFR + 0.75%), 09/01/2039(c)	2,000	2,002,473
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	544	490,130
Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(b)	201	207,467
St. Vrain Lakes Metropolitan District No. 4 (St. Vrain Lakes Metropolitan District No. 4) Series 2024-A 0.00%, 09/20/2054(b) (g)	1,000	725,991
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	500	531,089
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AGM Series 2019 5.00%, 12/15/2028	380	391,740
AGM Series 2020 5.00%, 12/01/2050	100	102,282

		12,208,478

Connecticut – 0.4%
City of New Haven CT (City of New Haven CT) Series 2018-A 5.50%, 08/01/2038	615	642,960
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048	2,200	2,191,454

	Principal Amount (000)	U.S. $ Value

Town of Hamden CT (Whitney Center Obligated Group) Series 2022-A 7.00%, 01/01/2053	$100	$108,102

		2,942,516

Delaware – 0.1%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust (Affordable Housing Tax-Exempt Bond Pass-Thru Trust) Series 2023-2 6.00%, 10/05/2040(b)	487	503,381

District of Columbia – 0.9%
District of Columbia Tobacco Settlement Financing Corp. (District of Columbia Tobacco Settlement Financing) Series 2006 Zero Coupon, 06/15/2055	2,500	255,457
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Metropolitan Washington Airports Authority Dulles Toll Road Revenue) Series 2009 Zero Coupon, 10/01/2037	10,000	5,921,796

		6,177,253

Florida – 6.7%
Bexley Community Development District (Bexley Community Development District) Series 2016 4.875%, 05/01/2047	100	96,158
Capital Projects Finance Authority/FL (Navigator Academy of Leadership Obligated Group) Series 2024 5.00%, 06/15/2034(b)	535	545,244
Capital Projects Finance Authority/FL (PRG - UnionWest Properties) Series 2024 0.00%, 06/01/2062(b) (g)	4,710	668,072
5.00%, 06/01/2049(b)	1,360	1,343,497
5.00%, 06/01/2058(b)	1,135	1,097,932
Capital Trust Agency, Inc. (Educational Growth Fund) Series 2021 Zero Coupon, 07/01/2061(b)	2,000	134,152
5.00%, 07/01/2056(b)	1,090	1,034,233
City of Palmetto FL (Renaissance Arts & Education) Series 2022 5.375%, 06/01/2057	1,000	1,015,179
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2053	1,000	241,437

	Principal Amount (000)	U.S. $ Value

County of Lake FL (Waterman Communities) Series 2020 5.75%, 08/15/2055	$200	$198,685
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2024 5.25%, 10/01/2054	1,000	1,043,435
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem) Series 2015-A 5.00%, 06/01/2028	780	784,195
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2015-A 5.00%, 10/01/2031	265	266,576
Series 2024-A 5.00%, 10/01/2034	5,400	5,883,708
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2036	230	140,439
County of Palm Beach FL (Provident Group - LU Properties II) Series 2024 8.50%, 06/01/2033	100	99,533
County of Palm Beach FL (Provident Group - LU Properties) Series 2024 6.00%, 06/01/2044	1,000	996,841
6.125%, 06/01/2054	1,000	987,553
County of Palm Beach FL (Provident Group-PBAU Properties) Series 2019 5.00%, 04/01/2051(b)	1,000	924,879
County of Palm Beach FL Airport System Revenue (County of Palm Beach FL Airport System Revenue) Series 2024-B 5.25%, 10/01/2043	1,000	1,076,685
5.25%, 10/01/2044	1,100	1,180,743
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(b)	3,000	3,248,314
Escambia County Housing Finance Authority (4900 S. Rio Grande Ave) Series 2023-A 6.88%, 11/01/2053(b)	100	108,482
Series 2023-B 6.45%, 05/01/2027(b)	275	280,774
Florida Development Finance Corp. (Assistance Unlimited) Series 2022 6.00%, 08/15/2057(b)	350	345,065

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Brightline Trains Florida) AGM Series 2024 5.25%, 07/01/2047	$2,500	$2,609,085
Florida Development Finance Corp. (Cornerstone Charter Academy Obligated Group) Series 2022 5.00%, 10/01/2042(b)	1,000	1,000,756
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding) Series 2021 4.00%, 07/01/2051(b)	100	85,163
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(b)	1,000	1,007,319
Florida Development Finance Corp. (Seaside School Consortium) Series 2022 5.75%, 06/15/2047	1,000	1,036,673
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2024 5.00%, 10/01/2034	1,015	1,111,918
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.50%, 10/01/2054	1,000	1,080,437
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024 4.125%, 11/15/2051	2,000	1,878,489
Jacksonville Transportation Authority (Jacksonville Transportation Authority Fuel Tax) Series 2025 5.00%, 08/01/2027(j)	1,000	1,040,325
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2052	500	458,699
Miami-Dade County Educational Facilities Authority (University of Miami) Series 2025-B 5.25%, 04/01/2040	1,000	1,121,403
Miami-Dade County Industrial Development Authority (AcadeMir Charter School Middle & Preparatory Academy Obligated Group) Series 2022 5.50%, 07/01/2061(b)	1,000	1,011,464
North Broward Hospital District (North Broward Hospital District) Series 2017-B 5.00%, 01/01/2037	100	102,837

	Principal Amount (000)	U.S. $ Value

Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.00%, 10/01/2045	$1,250	$1,325,742
Orange County Health Facilities Authority (Presbyterian Retirement Communities Obligated Group) Series 2023 4.00%, 08/01/2042	1,000	934,598
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	1,000	896,540
Palm Beach County Health Facilities Authority (Federation CCRC Operations Obligated Group) Series 2022 4.25%, 06/01/2056	200	167,367
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village) Series 2022 11.50%, 07/01/2027(b)	100	130,456
Palm Beach County School District (Palm Beach County School District COP) Series 2022-B 5.25%, 08/01/2039	1,000	1,103,401
Pinellas County Industrial Development Authority (Pinellas County Industrial Development Authority) Series 2019 5.00%, 07/01/2039	1,000	1,005,166
School Board of Miami-Dade County (The) (Miami-Dade County School Board Foundation COP) Series 2025-A 5.00%, 05/01/2026(j)	4,000	4,101,715
Village Community Development District No. 13 (Village Community Development District No. 13 Phase I Series 2019 Special Assmnts) Series 2019 3.55%, 05/01/2039	600	544,770
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 5.25%, 05/01/2054(b)	100	102,340

		47,598,474

Georgia – 4.1%
Atlanta Development Authority (The) (City of Atlanta GA Westside Tax Allocation District Gulch Area) Series 2024 0.00%, 12/15/2048(b) (g)	1,000	858,848
Series 2024-A 5.50%, 04/01/2039(b)	1,000	1,024,558

	Principal Amount (000)	U.S. $ Value

Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2025	$145	$146,040
5.00%, 07/01/2031	1,065	1,124,006
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.25%, 10/01/2054	1,000	1,052,307
Gainesville & Hall County Hospital Authority (Northeast Georgia Health System Obligated Group) Series 2024 5.00%, 10/15/2034	1,000	1,138,407
Gainesville & Hall County Hospital Authority (Prerefunded - US Treasuries) Series 2014A 5.50%, 08/15/2054	1,200	1,201,079
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2019-C 4.00%, 03/01/2050	3,215	3,223,154
Series 2023-A 5.00%, 06/01/2053	3,000	3,126,618
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.615% (SOFR + 1.70%), 12/01/2053(c)	2,000	2,063,750
Series 2023-B 5.00%, 07/01/2053	1,000	1,055,610
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2024-D 5.00%, 04/01/2054	1,000	1,061,366
Monroe County School District/GA (Monroe County School District/GA) Series 2023 5.00%, 02/01/2025	1,500	1,500,000
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2038	100	104,019
5.00%, 01/01/2049	2,000	2,037,449
Series 2022 5.50%, 07/01/2063	1,500	1,588,770
AGM Series 2023 5.00%, 07/01/2064	1,000	1,038,355
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(b)	5,000	5,594,350

		28,938,686

Guam – 0.2%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2024-A 5.00%, 10/01/2029	1,300	1,355,323

	Principal Amount (000)	U.S. $ Value

Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	$200	$201,611
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	155	157,527

		1,714,461

Hawaii – 0.4%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2020-A 2.624%, 07/01/2045	1,000	668,753
Series 2025 5.00%, 07/01/2035(j)	2,000	2,295,979

		2,964,732

Idaho – 0.2%
Idaho Health Facilities Authority (North Canyon Medical Center) Series 2023 7.125%, 11/01/2057	1,000	1,078,906

Illinois – 5.9%
Chicago Board of Education (Chicago Board of Education) Series 2012-A 5.00%, 12/01/2042	240	238,110
Series 2012-B 5.00%, 12/01/2033	1,000	1,000,246
Series 2017-A 7.00%, 12/01/2046(b)	1,000	1,056,055
Series 2019-A 5.00%, 12/01/2029	100	103,141
5.00%, 12/01/2030	100	102,669
Series 2019-B 5.00%, 12/01/2033	100	101,871
Series 2021-A 5.00%, 12/01/2033	1,000	1,027,790
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2024-A 5.50%, 01/01/2059	3,000	3,197,402
Series 2024-C 5.25%, 01/01/2042	2,000	2,155,111
Series 2024-E 5.00%, 01/01/2029	1,000	1,050,765
County of Cook IL (County of Cook IL) Series 2021-B 4.00%, 11/15/2025	1,000	1,007,986
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(b)	1,000	985,632

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (DePaul College Prep) Series 2023 5.625%, 08/01/2053(b)	$1,000	$1,051,541
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2035	100	89,965
Illinois Finance Authority (Lake Forest College) Series 2022-A 5.50%, 10/01/2047	1,000	1,025,386
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	76	40,518
Illinois Finance Authority (Silver Cross Hospital Obligated Group) Series 2015-C 5.00%, 08/15/2035	250	251,427
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	100	102,882
Series 2024 5.67%, 11/01/2038(f)	955	942,276
Illinois Housing Development Authority (Illinois Housing Development Authority) Series 2024-2 4.00%, 01/01/2042(a) (b)	10,000	9,620,018
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2009 6.184%, 01/01/2034	1,000	1,039,218
Series 2019-A 5.00%, 01/01/2026	1,500	1,529,647
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2015-B 5.00%, 12/15/2045	600	602,545
Series 2017 0.00%, 12/15/2042(g)	1,000	735,795
Series 2022 4.00%, 12/15/2042	1,000	958,127
Metropolitan Pier & Exposition Authority (State of Illinois McCormick Place Expansion Project Fund Lease) Series 2020 5.00%, 06/15/2042	640	668,754
State of Illinois (State of Illinois) Series 2010 7.35%, 07/01/2035	196	209,940
Series 2017-D 5.00%, 11/01/2026	930	958,935
Series 2018-A 5.00%, 10/01/2027	1,000	1,045,062

	Principal Amount (000)	U.S. $ Value

Series 2022-A 5.50%, 03/01/2047	$1,000	$1,077,996
Series 2022-C 5.50%, 10/01/2045	1,000	1,088,361
Series 2024 5.00%, 02/01/2026	1,000	1,018,402
5.00%, 02/01/2031	1,345	1,466,705
Series 2024-B 4.25%, 05/01/2046	1,000	949,836
5.00%, 05/01/2038	1,000	1,098,682
5.25%, 05/01/2043	1,000	1,090,304
State of Illinois Sales Tax Revenue (State of Illinois Sales Tax Revenue) Series 2021 5.00%, 06/15/2025	1,000	1,004,794

		41,693,894

Indiana – 2.7%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(d) (e)	33	3
City of Valparaiso IN (Green Oaks of Valparaiso) Series 2021 5.375%, 12/01/2041(b)	150	132,942
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	1,000	1,024,072
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(b)	1,070	171,935
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2029	100	104,388
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2021 4.00%, 11/15/2043	1,000	891,838
Series 2023-2 4.00%, 11/15/2037	100	95,847
Indiana Finance Authority (Marquette Manor) Series 2015-A 5.00%, 03/01/2030	190	190,061
Indiana Finance Authority (Ohio Valley Electric) Series 2021-B 2.50%, 11/01/2030	165	151,511
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.755% (SOFR + 0.71%), 11/01/2046(c) (f)	9,825	9,869,925

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 5.00%, 07/01/2054	$1,000	$1,005,678
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	1,000	986,903
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-A 5.25%, 04/01/2041(b)	1,000	879,183
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043	330	352,807
6.00%, 03/01/2053	250	266,500
Series 2023-F 7.75%, 03/01/2067	250	280,034
BAM Series 2023 5.25%, 03/01/2067	3,000	3,171,757

		19,575,384

Iowa – 0.9%
Iowa Finance Authority (Iowa Finance Authority) Series 2022-E 3.845% (SOFR + 0.80%), 01/01/2052(c)	5,000	5,000,881
Iowa Finance Authority (Wesley Retirement Services Obligated Group) Series 2021 4.00%, 12/01/2031	100	94,718
4.00%, 12/01/2041	170	142,795
4.00%, 12/01/2046	115	91,780
4.00%, 12/01/2051	205	158,174
PEFA, Inc. (Goldman Sachs Group) Series 2019 5.00%, 09/01/2049	1,000	1,018,770

		6,507,118

Kansas – 0.2%
City of Colby KS (Citizens Medical Center) Series 2024 5.50%, 07/01/2026	1,000	1,003,439
City of Overland Park KS Sales Tax Revenue (City of Overland Park KS Sales Tax Revenue) Series 2022 6.00%, 11/15/2034(b)	100	102,934
6.50%, 11/15/2042(b)	300	306,702

		1,413,075

Kentucky – 0.8%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 4.00%, 02/01/2034	385	374,997

	Principal Amount (000)	U.S. $ Value

City of Henderson KY (Pratt Paper KY LLC) Series 2022 3.70%, 01/01/2032(b)	$265	$261,451
Kenton County Airport Board (Kenton County Airport Board) Series 2024-A 5.25%, 01/01/2049	2,000	2,093,594
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2037	175	179,673
Kentucky Economic Development Finance Authority (Carmel Manor, Inc.) Series 2022 4.50%, 10/01/2027	1,000	1,000,187
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2039	160	155,706
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky Obligated Group) Series 2012 5.375%, 11/15/2042	65	54,482
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2017-A 5.00%, 06/01/2037	425	432,241
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 4.65%, 05/01/2025(b)	130	130,010
5.75%, 11/01/2040(b)	600	609,412
Series 2022-B 6.75%, 11/01/2040(b)	100	101,501
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2033	225	230,124

		5,623,378

Louisiana – 1.9%
City of New Orleans LA Water System Revenue (City of New Orleans LA Water System Revenue) AGM Series 2021 2.889%, 12/01/2041	1,000	734,731

	Principal Amount (000)	U.S. $ Value

Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration ELL System Restoration Revenue) Series 2023 5.048%, 12/01/2034	$1,000	$994,509
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2036	675	692,645
Louisiana Public Facilities Authority (Calcasieu Bridge Partners) Series 2024 5.00%, 09/01/2066	1,000	1,012,904
5.75%, 09/01/2064	2,000	2,163,650
Louisiana Public Facilities Authority (ElementUS Minerals LLC) Series 2023 5.00%, 10/01/2043(b)	2,000	2,016,019
Louisiana Public Facilities Authority (Geo Prep Mid-City of Greater Baton Rouge) Series 2022 6.125%, 06/01/2052(b)	1,025	1,054,344
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014-A 7.50%, 07/01/2023(d) (k)	250	3
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary Revenue) Series 2019 5.00%, 07/01/2059	1,335	1,342,303
New Orleans Aviation Board (New Orleans Aviation Board) Series 2017-B 5.00%, 01/01/2043	215	216,578
Series 2024 5.00%, 01/01/2035	1,000	1,078,839
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	1,000	1,000,885
State of Louisiana Gasoline & Fuels Tax Revenue (State of Louisiana Gasoline & Fuels Tax Revenue) Series 2022-A 3.545% (SOFR + 0.50%), 05/01/2043(c)	980	977,434

		13,284,844

Maryland – 1.4%
Maryland Economic Development Corp. (Air Cargo Obligated Group) Series 2019 4.00%, 07/01/2044	600	538,800
Maryland Economic Development Corp. (Maryland Econ Dev Corp-Morgan View & Thurgood Marshall Student Hsg) Series 2022 6.00%, 07/01/2058	1,000	1,089,678
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.25%, 06/30/2052	1,000	1,014,179

	Principal Amount (000)	U.S. $ Value

Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2021 5.00%, 01/01/2036	$500	$520,642
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	2,200	2,406,548
Maryland Stadium Authority (State of Maryland Built to Learn Revenue State Lease) Series 2024 5.00%, 06/01/2038	2,000	2,234,633
State of Maryland Department of Transportation (Maryland Aviation Administration) AGC Series 2024 5.00%, 08/01/2038	1,000	1,072,921
State of Maryland Department of Transportation (State of Maryland Dept. of Transportation) Series 2017 5.00%, 05/01/2026	1,315	1,321,989

		10,199,390

Massachusetts – 1.9%
City of Quincy MA (City of Quincy MA) Series 2024 5.00%, 07/25/2025	2,000	2,019,878
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2024-B 5.00%, 05/01/2054	10,000	10,588,098
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2024-A 5.25%, 07/01/2052	1,000	1,087,568

		13,695,544

Michigan – 1.2%
City of Detroit MI (City of Detroit MI) Series 2014-B 4.00%, 04/01/2044(g)	245	190,474
Series 2018 5.00%, 04/01/2038	75	76,891
Series 2021-A 5.00%, 04/01/2046	2,000	2,041,488
Series 2021-B 3.644%, 04/01/2034	200	171,998

	Principal Amount (000)	U.S. $ Value

City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 3.663% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(c)	$1,000	$988,034
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2016-C 5.00%, 07/01/2025	1,000	1,009,318
Michigan Finance Authority (Corewell Health Obligated Group) Series 2016 5.00%, 11/01/2044	1,000	1,007,445
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	1,000	922,100
Series 2020-B Zero Coupon, 06/01/2065	1,000	112,132
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) AGM Series 2018 4.125%, 06/30/2035	1,610	1,592,064
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp/MI) Series 2008-C Zero Coupon, 06/01/2058	7,750	260,059

		8,372,003

Minnesota – 1.4%
City of Bloomington MN (City of Bloomington MN) Series 2024-A 6.18%, 07/01/2041(b)	1,000	990,801
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(b) (g)	1,000	1,028,926
City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(b)	1,000	996,906
City of Center City MN (Hazelden Betty Ford Foundation) Series 2025 5.00%, 11/01/2044	1,000	1,062,221
5.00%, 11/01/2047	1,000	1,049,978
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(b)	1,000	1,014,272

	Principal Amount (000)	U.S. $ Value

City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2024 5.00%, 05/01/2042	$1,000	$1,081,637
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.30%, 07/01/2028(b)	215	214,704
5.66%, 07/01/2041(b)	585	576,370
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051(f)	100	64,485
4.00%, 06/01/2056(f)	100	62,013
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2024 5.00%, 01/01/2041	1,000	1,050,378
Minnesota Municipal Gas Agency (Royal Bank of Canada) Series 2022-A 4.00%, 12/01/2052	1,000	1,012,567

		10,205,258

Mississippi – 0.4%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.00%, 07/01/2034	1,000	1,090,894
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029(f)	500	368,110
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2035(b)	1,800	1,606,054

		3,065,058

Missouri – 0.1%
Kansas City Industrial Development Authority (Platte Purchase Project) Series 2019 5.00%, 07/01/2040(b)	160	147,137
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021-A 5.00%, 08/15/2056	300	274,061
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 6.00%, 10/01/2049(b)	100	100,045

		521,243

	Principal Amount (000)	U.S. $ Value

Nebraska – 0.1%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	$1,000	$1,047,136

Nevada – 0.8%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(b)	2,000	292,687
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(b)	270	263,735
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.00%, 07/01/2032	1,300	1,398,765
5.25%, 07/01/2054	2,000	2,082,029
State of Nevada Department of Business & Industry (Desertxpress Enterprises) Series 2024 8.125%, 01/01/2050	1,500	1,545,742

		5,582,958

New Hampshire – 1.5%
National Finance Authority (NFA 2024-3) Series 2024-3, Class A 4.163%, 10/20/2051	1,994	1,890,299
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(b)	1,000	999,956
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2024 4.15%, 10/20/2040	2,000	1,956,319
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	198	197,659
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	1,933	1,927,006
Series 2022-1, Class X 0.35%, 09/20/2036(i)	966	19,472
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	969	938,579

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class A 4.25%, 07/01/2051	$654	$638,874
Series 2024-1, Class X 0.494%, 07/01/2051(i)	844	31,528
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class A 3.625%, 08/20/2039	1,992	1,868,506
Series 2024-2, Class X 0.503%, 08/20/2039(i)	1,992	80,141

		10,548,339

New Jersey – 3.9%
New Jersey Economic Development Authority (New Jersey-American Water) Series 2023 3.75%, 11/01/2034	1,000	999,032
New Jersey Economic Development Authority (State of New Jersey Lease) Series 2023 5.398%, 03/01/2033	1,000	1,013,037
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.00%, 06/15/2034	1,000	1,143,628
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	180	180,198
New Jersey Educational Facilities Authority (Stevens Institute of Technology Intl) Series 2020-A 5.00%, 07/01/2045	100	103,026
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2036	280	288,301
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	550	562,833
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) AGM Series 2006-C Zero Coupon, 12/15/2033	2,000	1,450,664
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2023-B 5.00%, 06/15/2040	1,250	1,377,105
New Jersey Transportation Trust Fund Authority (State of New Jersey) Series 2024-A 4.00%, 06/15/2042	3,530	3,453,948
5.00%, 06/15/2037	3,750	4,246,736

	Principal Amount (000)	U.S. $ Value

New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2017-B 5.00%, 01/01/2032	$540	$569,530
Series 2024-A 4.00%, 01/01/2035	1,500	1,598,607
5.00%, 01/01/2027	1,000	1,041,478
5.00%, 01/01/2032	1,395	1,565,785
5.00%, 01/01/2033	1,000	1,134,011
Series 2024-C 5.00%, 01/01/2043	1,000	1,089,943
5.00%, 01/01/2044	1,000	1,085,213
State of New Jersey (State of New Jersey) Series 2020 5.00%, 06/01/2025	2,000	2,014,823
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-B 5.00%, 06/01/2046	3,045	3,054,011

		27,971,909

New Mexico – 0.3%
New Mexico Finance Authority (Enchantment Water LLC) Series 2024 8.25%, 12/01/2045(b)	1,000	1,007,482
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2049	1,000	935,000

		1,942,482

New York – 6.0%
Build NYC Resource Corp. (Kipp NYC Public Charter Schools) Series 2023 5.25%, 07/01/2062	1,000	1,021,804
City of New York NY (City of New York NY) Series 2024-D 4.00%, 04/01/2045	1,000	972,864
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.50%, 06/15/2057	2,000	2,052,188
Long Island Power Authority (Long Island Power Authority) Series 2023-E 5.00%, 09/01/2048	1,000	1,058,034
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2020-A 5.00%, 11/15/2045	1,000	1,065,647
Series 2020-C 5.00%, 11/15/2050	1,000	1,023,035
5.25%, 11/15/2055	1,000	1,040,465
Series 2020-E 4.00%, 11/15/2026	1,155	1,177,579

	Principal Amount (000)	U.S. $ Value

Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 6.00%, 07/01/2057(b)	$1,000	$1,024,541
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2040	550	519,776
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2032	865	914,266
New York Counties Tobacco Trust V (New York Counties Tobacco Trust V) Series 2005 Zero Coupon, 06/01/2050	350	55,045
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(b)	1,215	1,215,841
5.375%, 11/15/2040(b)	115	115,108
New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.00%, 11/15/2053	2,000	2,116,453
New York State Dormitory Authority (Cornell University) Series 2024-A 5.50%, 07/01/2054	2,000	2,226,098
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2034(b)	1,000	982,334
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2025 5.00%, 05/01/2027(j)	2,190	2,287,635
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2054	1,000	1,062,492
AGC Series 2024 0.00%, 12/31/2054(g)	1,000	623,401
New York Transportation Development Corp. (JFK NTO LLC) AGM Series 2023 5.00%, 06/30/2049	1,000	1,024,643
5.125%, 06/30/2060	2,000	2,049,857
AGM Series 2024 5.00%, 06/30/2049	4,800	4,948,796

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2041	$150	$150,000
Suffolk Regional Off-Track Betting Co. (Suffolk Regional Off-Track Betting) Series 2024 6.00%, 12/01/2053	1,000	1,034,229
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.917%, 05/15/2040	500	374,923
Series 2022-2 3.60%, 04/01/2026(a) (b)	10,000	9,996,904
TSASC, Inc./NY (TSASC, Inc./NY) Series 2016 5.00%, 06/01/2045	300	280,662
5.00%, 06/01/2048	180	167,996
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	120	107,726
Western Regional Off-Track Betting Corp. (Western Regional Off-Track Betting) Series 2021 4.125%, 12/01/2041(b)	100	90,813

		42,781,155

North Carolina – 1.3%
City of Charlotte NC Airport Revenue (City of Charlotte NC Airport Revenue) Series 2021-B 5.00%, 07/01/2025	1,060	1,068,558
Series 2023 5.00%, 07/01/2048	2,800	2,897,298
Fayetteville State University (Fayetteville State University) Series 2023 5.00%, 04/01/2038(b)	1,045	1,124,996
Greater Asheville Regional Airport Authority (Greater Asheville Regional Airport Authority) AGM Series 2023 5.25%, 07/01/2048	2,500	2,626,662
North Carolina Turnpike Authority (North Carolina Turnpike Authority) Series 2017 5.00%, 01/01/2032	500	513,419
AGM Series 2024 Zero Coupon, 01/01/2053	1,000	255,513
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2025	1,000	1,001,634

		9,488,080

	Principal Amount (000)	U.S. $ Value

North Dakota – 0.3%
City of Grand Forks ND (Altru Health System Obligated Group) AGM Series 2023-A 5.00%, 12/01/2048	$1,000	$1,028,394
5.00%, 12/01/2053	1,250	1,274,735
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(d) (e) (f) (l) (m)	100	0

		2,303,129

Ohio – 3.1%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-B Zero Coupon, 06/01/2057	2,000	211,654
5.00%, 06/01/2055	1,750	1,574,010
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2047	175	176,399
Cleveland-Cuyahoga County Port Authority (Cleveland-Cuyahoga County Port Authority Flats East Bank TIF District) Series 2021 4.00%, 12/01/2055(b)	470	384,005
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.25%, 01/01/2045(j)	1,050	1,116,400
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042	205	206,858
County of Cuyahoga OH (Prerefunded - US Treasuries) Series 2014 5.00%, 12/01/2028	365	365,085
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	1,000	1,037,819
County of Marion OH (United Church Homes Obligated Group) Series 2019 5.125%, 12/01/2049	100	82,037
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(d) (e) (f)	80	5,623
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.625%, 12/01/2042	1,000	1,095,568
6.75%, 12/01/2052	250	273,208

	Principal Amount (000)	U.S. $ Value

Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(b)	$1,000	$761,836
Ohio Housing Finance Agency (Ohio Housing Finance Agency) Series 2024 7.50%, 03/01/2049	1,000	1,235,683
Ohio Water Development Authority (Ohio Water Development Authority State Lease) Series 2016-B 5.00%, 06/01/2025	1,000	1,007,643
Port of Greater Cincinnati Development Authority (IDEA Greater Cincinnati) Series 2021 4.375%, 06/15/2056	100	98,687
Reynoldsburg City School District (Reynoldsburg City School District) Series 2014 4.939%, 09/01/2032	905	935,433
State of Ohio (State of Ohio) Series 2017-U 5.00%, 05/01/2025	2,000	2,011,372
University of Toledo (University of Toledo) Series 2023-2 4.63%, 06/01/2036(a) (b)	9,765	9,546,426

		22,125,746

Oklahoma – 1.0%
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.50%, 08/15/2052	1,000	1,019,677
Series 2022-A 5.50%, 08/15/2044	1,000	1,015,548
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority)
Series 2025-A 5.50%, 01/01/2054(j)	1,430	1,581,395
Series 2025-B 5.00%, 01/01/2039(j)	1,150	1,275,201
AGC Series 2025-A 4.25%, 01/01/2055(j)	2,000	1,960,215

		6,852,036

Oregon – 0.1%
Clackamas County Hospital Facility Authority (Rose Villa Obligated Group) Series 2020-A 5.375%, 11/15/2055	1,000	999,763

	Principal Amount (000)	U.S. $ Value

Other – 0.6%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML22) Series 2024-ML22, Class AUS 4.684%, 10/25/2040	$996	$990,471
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML23) Series 2024-ML23, Class AUS 4.70%, 04/25/2042(b)	999	996,819
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) Series 2024-M 4.759%, 08/25/2041	2,000	2,056,689

		4,043,979

Pennsylvania – 5.7%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 2.95% (MUNIPSA + 0.70%), 11/15/2047(c)	2,000	1,983,511
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Revenue) Series 2022 5.25%, 05/01/2042(b)	480	481,648
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 0.00%, 06/30/2044(g)	497	336,349
5.00%, 06/30/2039	700	696,578
7.00%, 06/30/2039	280	253,290
8.00%, 06/30/2034	110	111,958
Series 2024-A 6.00%, 06/30/2034	100	108,639
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2051	1,000	849,837
5.00%, 07/01/2054	250	251,204
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.625%, 10/15/2042(b)	250	258,251
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	1,000	912,195
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052	2,000	2,052,443

	Principal Amount (000)	U.S. $ Value

Moon Industrial Development Authority (Baptist Homes Society Obligated Group) Series 2015 6.125%, 07/01/2050	$1,000	$677,811
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035	100	79,709
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.25%, 06/30/2053	1,000	1,030,931
AGM Series 2022 5.75%, 12/31/2062	1,000	1,078,962
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	760	757,194
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2038	100	101,090
Pennsylvania Economic Development Financing Authority (Reworld Holding Corp.) Series 2019 3.25%, 08/01/2039(b)	510	418,002
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 2.95% (MUNIPSA + 0.70%), 11/15/2047(c)	3,000	2,979,864
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) Series 2024 4.00%, 11/01/2042	1,000	941,016
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission) Series 2016-A 5.00%, 06/01/2025	1,000	1,006,851
Series 2024 5.00%, 12/01/2038	1,000	1,118,942
Pennsylvania Turnpike Commission Registration Fee Revenue (Pennsylvania Turnpike Commission Registration Fee Revenue) Series 2023-2 4.73%, 07/15/2041(a) (b)	10,000	9,983,819
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(b)	1,000	1,006,274

	Principal Amount (000)	U.S. $ Value

Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AGM Series 2023-2 4.53%, 09/01/2040(a) (b)	$10,000	$9,756,760
School District of Philadelphia (The) (School District of Philadelphia/The) Series 2019-A 5.00%, 09/01/2044	1,350	1,396,025

		40,629,153

Puerto Rico – 2.6%
Children’s Trust Fund (Children’s Trust Fund) Series 2008-B Zero Coupon, 05/15/2057	5,000	297,912
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-A Zero Coupon, 11/01/2051	8,368	2,642,225
5.069%, 11/01/2051	2,429	1,547,528
Series 2022-C Zero Coupon, 11/01/2043	7,479	4,689,529
GDB Debt Recovery Authority of Puerto Rico (GDB Debt Recovery Authority of Puerto Rico) Series 2018 7.50%, 08/20/2040	82	79,881
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2035(b)	500	520,104
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) Series 2007-T 5.00%, 07/01/2032(d) (e)	85	46,750
5.00%, 07/01/2037(d) (e)	600	330,000
Series 2008-W 5.00%, 07/01/2028(d) (e)	245	134,750
Series 2008WW 5.375%, 07/01/2024(d) (k)	125	68,750
Series 2010-A 5.25%, 07/01/2029(d) (e)	100	55,000
5.25%, 07/01/2030(d) (e)	15	8,250
Series 2010-C 5.00%, 07/01/2024(d) (k)	25	13,750
5.25%, 07/01/2027(d) (e)	150	82,500
5.25%, 07/01/2028(d) (e)	305	167,750
Series 2010-X 5.25%, 07/01/2040(d) (e)	820	451,000
5.75%, 07/01/2036(d) (e)	625	343,750
Series 2010DDD 5.00%, 01/31/2025	15	8,250
Series 2010ZZ 5.25%, 07/01/2018(d) (k)	150	82,500
5.25%, 07/01/2024(d) (k)	40	22,000

	Principal Amount (000)	U.S. $ Value

Series 2012-A 5.00%, 07/01/2029(d) (e)	$50	$27,500
5.00%, 07/01/2042(d) (e)	100	55,000
5.05%, 07/01/2042(d) (e)	110	60,500
Series 2013-A 7.00%, 07/01/2033(d) (e)	100	55,000
7.00%, 07/01/2040(d) (e)	100	55,000
AGM Series 2007-V 5.25%, 07/01/2027	1,000	1,002,106
5.25%, 07/01/2031	375	376,147
Puerto Rico Housing Finance Authority (El Mirador LLC) Series 2023 5.00%, 03/01/2027	2,000	2,037,322
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	32	31,310
6.625%, 01/01/2028	242	238,011
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	1,000	1,183,159
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A 0.00%, 07/01/2027	17	15,625
0.00%, 07/01/2046	2,111	690,013
Series 2019-A 5.00%, 07/01/2058	867	866,736

		18,285,608

South Carolina – 1.6%
Charleston County Airport District (Charleston County Airport District) Series 2024-A 5.25%, 07/01/2043	1,600	1,717,575
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032	100	98,482
5.41%, 11/01/2039	310	301,055
6.28%, 11/01/2039	100	97,266
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(b)	1,000	941,412
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 10/01/2054	1,000	1,068,171

	Principal Amount (000)	U.S. $ Value

South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023-A 6.50%, 02/01/2056(b)	$565	$588,547
Series 2023-B 7.50%, 08/01/2047(b)	210	212,130
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(d) (e) (f)	100	15,000
6.50%, 06/01/2051(d) (e) (f)	300	45,000
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.00%, 11/01/2042	1,000	984,080
5.25%, 11/01/2044	2,000	2,179,486
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments) Series 2022 0.00%, 06/01/2052(g)	410	303,035
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2016-A 5.00%, 12/01/2036	265	268,911
Series 2024-A 5.00%, 12/01/2038	1,100	1,212,527
Series 2024-B 5.00%, 12/01/2041	1,100	1,191,376

		11,224,053

South Dakota – 0.0%
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	150	154,511

Tennessee – 1.0%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	370	357,075
5.125%, 12/01/2042(b)	1,000	954,378
Series 2016-B Zero Coupon, 12/01/2031(b)	150	103,845
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(b)	200	203,839
9.50%, 11/01/2052(b)	400	407,624
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2035	215	219,259
Series 2024 5.00%, 07/01/2034	1,000	1,123,305

	Principal Amount (000)	U.S. $ Value

Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(d) (e) (f)	$108	$7,592
Metropolitan Government Nashville & Davidson County Sports Authority (Metropolitan Govt of Nashville & Davidson County TN) AGM Series 2023-A 5.25%, 07/01/2053	1,000	1,069,270
Metropolitan Government of Nashville & Davidson County Industrial Development Board (Nashville & Davidson County TN South Nashville Central Business Improvement Dist) Series 2021 Zero Coupon, 06/01/2043(b)	1,000	412,533
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	1,000	1,062,775
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.00%, 05/01/2053	1,000	1,034,347
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	200	157,371

		7,113,213

Texas – 5.9%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-A 4.00%, 10/01/2050	250	196,664
Series 2021-B 5.00%, 10/01/2050(b)	500	421,571
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2021 4.50%, 06/15/2056(b)	500	500,027
Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.25%, 06/01/2052(b)	200	206,089
6.375%, 06/01/2062(b)	250	257,952
Austin Convention Enterprises, Inc. (Austin Convention Enterprises) Series 2017-A 5.00%, 01/01/2034	500	499,264

	Principal Amount (000)	U.S. $ Value

Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue Hotel Occupancy Tax) Series 2021 5.00%, 10/01/2050(b)	$400	$311,430
Board of Regents of the University of Texas System (Board of Regents of the University of Texas System) Series 2017-C 5.00%, 08/15/2025	1,000	1,011,935
Brazoria County Industrial Development Corp. (Aleon Renewable Metals) Series 2022 10.00%, 06/01/2042(b)	500	425,000
Central Texas Turnpike System (Central Texas Turnpike System) Series 2024-C 5.00%, 08/15/2038	1,300	1,451,633
City of Abilene TX (Prerefunded - US Treasuries) Series 2015 5.00%, 02/15/2033	1,245	1,245,893
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments) Series 2022 Zero Coupon, 12/01/2062(b)	4,760	315,666
6.00%, 12/01/2062	555	532,583
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments) Series 2022 6.00%, 12/01/2062(b)	270	254,653
6.25%, 12/01/2054(b)	100	89,510
City of Fort Worth TX (City of Fort Worth TX) Series 2020 5.00%, 03/01/2025	2,000	2,003,308
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	160	160,223
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2024-B 5.50%, 07/15/2038	2,345	2,518,123
Conroe Local Government Corp. (Conroe Local Govt Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2046	1,000	910,450
County of Harris TX Toll Road Revenue (County of Harris TX Toll Road Revenue) Series 2024-A 4.00%, 08/15/2054	1,000	921,290

	Principal Amount (000)	U.S. $ Value

County of Travis TX (County of Travis TX) Series 2024 5.00%, 03/01/2028	$1,250	$1,330,861
Crowley Independent School District (Prerefunded - US Govt Agencies) Series 2016-B 4.00%, 08/01/2038	2,145	2,157,749
Cypress-Fairbanks Independent School District (Cypress-Fairbanks Independent School District) Series 2015-A 5.00%, 02/15/2025	3,280	3,282,321
Dallas County Flood Control District No. 1 (Dallas County Flood Control District No. 1) Series 2015 5.00%, 04/01/2028(b)	100	99,638
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 3.10% (MUNIPSA + 0.85%), 07/01/2049(c)	1,000	1,000,102
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-A Zero Coupon, 12/01/2050	1,000	251,196
Series 2022-B Zero Coupon, 12/01/2042	1,400	539,719
Love Field Airport Modernization Corp. (Dallas Love Field) Series 2015 5.00%, 11/01/2032	500	503,853
Lower Colorado River Authority (LCRA Transmission Services) Series 2019 5.00%, 05/15/2025	1,000	1,005,984
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	450	449,401
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(f)	835	836,623
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park Obligated Group) Series 2018-A 5.50%, 07/01/2054	300	223,114
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	100	79,707
Series 2022 4.00%, 01/01/2047	100	71,407
5.00%, 01/01/2057	200	158,137

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057	$1,000	$1,009,873
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 10.00%, 07/01/2026(b)	1,000	1,020,657
Port of Beaumont Navigation District (Jefferson Railport Terminal II) Series 2021 2.625%, 01/01/2031(b)	300	270,521
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054	329	297,302
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2025(d) (e) (l) (m)	552	0
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2007 3.966% (CME Term SOFR 3 Month + 1.05%), 09/15/2027(c)	2,410	2,422,094
Series 2012-C 3.739% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(c)	2,395	2,398,604
Texas Municipal Gas Acquisition & Supply Corp. III (Macquarie Group Ltd.) Series 2021 5.00%, 12/15/2029	1,000	1,049,072
5.00%, 12/15/2031	1,000	1,058,914
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	600	637,206
Series 2023-B 5.50%, 01/01/2054	3,000	3,288,691
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	2,000	2,124,027

		41,800,037

	Principal Amount (000)	U.S. $ Value

Utah – 0.8%
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2017-A 5.00%, 07/01/2042	$2,000	$2,025,672
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(b)	1,000	952,799
Military Installation Development Authority (Military Installation Development Auth Military Recreation Fac Project Area) Series 2021-A 4.00%, 06/01/2052	500	424,547
Utah Housing Corp. (Utah Housing Corp.) Series 2020 4.58%, 01/01/2040(b) (g)	440	379,907
Utah Infrastructure Agency (Utah Infrastructure Agency) Series 2022 5.00%, 10/15/2046	1,000	1,008,512
Series 2024 5.00%, 10/15/2027	465	479,392
Wohali Public Infrastructure District No. 1 (Wohali Public Infrastructure District No. 1 Assessment Area No. 1) Series 2023 7.00%, 12/01/2042(b)	200	201,515

		5,472,344

Vermont – 0.1%
Vermont Economic Development Authority (Casella Waste Systems) Series 2022 5.00%, 06/01/2052(b)	500	509,654

Virginia – 1.6%
Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(b)	615	587,168
Federal Home Loan Mortgage Corp. VA FEDMFH (FMMV M052) Series M052, Class A 2.65%, 06/15/2036	375	323,614
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	420	373,380
Virginia College Building Authority (Commonwealth of Virginia State Lease) Series 2022 5.00%, 02/01/2025	1,500	1,500,000
Virginia College Building Authority (Marymount University) Series 2015-A 5.00%, 07/01/2045(b)	1,000	809,451

	Principal Amount (000)	U.S. $ Value

Virginia College Building Authority (Washington & Lee University) Series 2021 3.00%, 01/01/2040	$2,000	$1,563,448
Virginia Port Authority (Prerefunded - US Treasuries) Series 2015-A 5.00%, 07/01/2030	1,000	1,007,120
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo) Series 2022 4.00%, 01/01/2034	2,000	2,003,715
Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(b)	430	427,030
Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2024 4.00%, 11/01/2052	2,000	2,002,408
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.50%, 06/01/2042(d) (e) (f)	615	540,598
8.706% (SOFR + 5.50%), 06/01/2029(c) (d) (e) (f)	530	451,417

		11,589,349

Washington – 1.3%
Energy Northwest (Bonneville Power Administration) Series 2015-C 5.00%, 07/01/2026	1,000	1,008,992
Grays Harbor County Public Hospital District No. 1 (Grays Harbor County Public Hospital District No. 1) Series 2023 6.875%, 12/01/2053	100	110,148
King County School District No. 411 Issaquah (King County School District No. 411 Issaquah) Series 2015 5.00%, 12/01/2025	1,000	1,006,506
Pend Oreille County Public Utility District No. 1 Box Canyon (Pend Oreille County Public Utility District No. 1 Box Canyon) Series 2018 5.00%, 01/01/2044	280	284,494
Port of Seattle WA (Port of Seattle WA) Series 2015-C 5.00%, 04/01/2033	510	510,385
State of Washington (State of Washington) Series 2020-R 5.00%, 07/01/2025	1,000	1,008,993

	Principal Amount (000)	U.S. $ Value

Series 2022-R 5.00%, 07/01/2025	$1,000	$1,008,993
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2013 5.25%, 01/01/2043(b)	1,000	902,450
Series 2019-A 5.00%, 01/01/2055(b)	1,000	903,179
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	269	251,446
Series 2021-1, Class X 0.727%, 12/20/2035(i)	945	38,345
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.221%, 03/20/2050	1,996	1,933,129

		8,967,060

West Virginia – 0.3%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.25%, 06/01/2042(b)	250	205,921
County of Monongalia WV (Monongalia County Building Commission Development District No. 4) Series 2023 5.75%, 06/01/2043(b)	880	937,579
Monongalia County Commission Excise Tax District (Monongalia County Commission Excise Tax District) Series 2023 0.00%, 06/01/2053(b) (g)	530	116,709
7.00%, 06/01/2043(b)	100	106,249
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(b)	1,000	1,028,225

		2,394,683

Wisconsin – 4.0%
KDC Agribusiness LLC (KDC Agribusiness LLC) 12.00%, 09/14/2023(d) (k) (l) (m)	284	0
St. Croix Chippewa Indians of Wisconsin (St. Croix Chippewa Indians of Wisconsin) Series 2021 5.00%, 09/30/2041(b)	200	180,956

	Principal Amount (000)	U.S. $ Value

State of Wisconsin (State of Wisconsin) Series 2025-1 5.00%, 05/01/2033(j)	$1,000	$1,150,935
Series 2025-2 5.00%, 05/01/2026(j)	1,000	1,026,925
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(b)	200	200,291
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.875%, 07/01/2055	1,000	1,012,842
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) BAM Series 2024 5.25%, 02/15/2054	2,500	2,639,729
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2047	100	85,748
4.00%, 01/01/2057	1,000	805,323
Wisconsin Health & Educational Facilities Authority (St. John’s Communities Obligated Group) Series 2022 4.00%, 09/15/2036	775	747,119
4.00%, 09/15/2041	765	704,016
4.00%, 09/15/2045	650	574,127
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner) Series 2022 4.625%, 03/15/2040(b)	100	88,779
Series 2022-A 3.875%, 12/01/2039(b)	460	405,974
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 3.75%, 06/01/2030(b)	350	326,454
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(b)	1,000	437,630
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(f)	1,000	891,000
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-C 4.30%, 11/01/2030	100	100,074

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 6.00%, 02/01/2062(b)	$1,000	$1,044,584
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053(b)	1,000	1,032,232
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(b)	500	490,468
6.625%, 02/01/2046(b)	375	339,841
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042	1,315	1,306,662
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	849	558,588
Wisconsin Public Finance Authority (Lehigh Valley Health Network) Series 2023 7.25%, 12/01/2042(b)	265	272,078
7.50%, 12/01/2052(b)	160	165,690
Wisconsin Public Finance Authority (McLemore Resort Manager) Series 2021 4.50%, 06/01/2056(b)	295	231,745
Wisconsin Public Finance Authority (Montgomery County Municipal Utility District Nos 123 & 153) Series 2024 Zero Coupon, 12/15/2034(b)	1,000	555,630
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(b)	148	106,967
Wisconsin Public Finance Authority (Prerefunded - US Treasuries) Series 2020 5.00%, 04/01/2050(b)	25	27,225
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.75%, 07/01/2054	1,000	1,061,789
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(b)	1,000	1,125,248
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	1,000	1,015,609

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (RBS Evolution LLC) Series 2023 10.00%, 11/01/2038(b)	$1,000	$1,146,683
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2020 5.00%, 04/01/2050(b)	475	475,747
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(b)	500	398,191
Series 2022 4.00%, 06/01/2049(b)	100	83,222
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(b)	1,000	1,027,617
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 4.00%, 02/01/2034	1,300	1,185,727
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(b)	100	100,453
5.00%, 10/01/2027(b)	130	132,192
5.00%, 10/01/2029(b)	100	102,585
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2051(b)	1,000	834,505
Wisconsin Public Finance Authority (Waterstone Projects) Series 2024 5.50%, 12/15/2038(b)	1,000	1,001,992
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority) Series 2024 5.00%, 12/01/2034(b)	1,000	1,006,525

		28,207,717

Total Long-Term Municipal Bonds (cost $720,936,087)		713,311,649

Short-Term Municipal Notes – 5.4%
California – 0.4%
City of Los Angeles CA (City of Los Angeles CA) Series 2024 5.00%, 06/26/2025	2,000	2,012,355

	Principal Amount (000)	U.S. $ Value

Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 2.70%, 10/01/2047(b) (n)	$1,000	$1,000,000

		3,012,355

Colorado – 0.8%
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J) Series 2024 5.00%, 12/15/2025	1,500	1,529,828
Colorado State Education Loan Program (Colorado State Education Loan Program) Series 2024-A 5.00%, 06/30/2025	4,000	4,035,309

		5,565,137

Florida – 0.1%
Florida Gulf Coast University Financing Corp. (Florida Gulf Coast University Financing) Series 2009-A 2.24%, 02/01/2039(n)	1,000	1,000,000

Kentucky – 0.2%
Kentucky Economic Development Finance Authority (St. Elizabeth Community Health Support) Series 2018 2.25%, 05/01/2033(n)	1,030	1,030,000

Michigan – 0.2%
Michigan Finance Authority (Michigan Finance Authority) Series 2024-A 5.00%, 08/20/2025	1,250	1,262,863

Nebraska – 0.4%
Omaha Public Power District (Omaha Public Power District) Series 2024-B 5.00%, 02/01/2025	2,890	2,890,000

New Jersey – 0.2%
New Jersey Health Care Facilities Financing Authority (Virtua Health Obligated Group) Series 2009-B, Class F 1.30%, 07/01/2043(n)	500	500,000
Series 2009-C, Class F 1.25%, 07/01/2043(n)	700	700,000

		1,200,000

	Principal Amount (000)	U.S. $ Value

New York – 0.2%
City of New York NY (City of New York NY) Series 2024-A 5.00%, 08/01/2025	$1,090	$1,102,152
New York City Health & Hospitals Corp. (New York City Health & Hospitals) Series 2008-D, Class C 2.20%, 02/15/2026(n)	235	235,000
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2022-B 1.55%, 01/01/2033(n)	250	250,000

		1,587,152

Oregon – 1.1%
Oregon State Facilities Authority (PeaceHealth Obligated Group) Series 2018-A 1.55%, 08/01/2034(n)	4,750	4,750,000
Oregon State Lottery (Oregon State Lottery) Series 2024-A 5.00%, 04/01/2025	1,815	1,821,444
Series 2024-D 5.00%, 04/01/2025	1,400	1,404,970

		7,976,414

Other – 0.6%
Nuveen AMT-Free Municipal Credit Income Fund (Nuveen AMT-Free Municipal Credit Income Fund) Series 2019 2.70%, 03/01/2029(n)	2,000	2,000,000
Nuveen AMT-Free Quality Municipal Income Fund (Nuveen AMT-Free Quality Municipal Income Fund) Series 2021 2.70%, 03/01/2029(n)	2,500	2,500,000

		4,500,000

Pennsylvania – 0.1%
Delaware Valley Regional Finance Authority (Delaware Valley Regional Finance Authority) Series 2024-B 1.85%, 09/01/2059(n)	400	400,000

Rhode Island – 0.1%
Rhode Island Health & Educational Building Corp. (Bryant University) Series 2008 2.25%, 06/01/2035(n)	300	300,000

	Principal Amount (000)	U.S. $ Value

South Carolina – 0.1%
Orangeburg County School District (Orangeburg County School District) Series 2024 5.00%, 08/13/2025	$1,000	$1,010,346

Texas – 0.2%
McKinney Independent School District (McKinney Independent School District) Series 2024 5.00%, 02/15/2025	1,170	1,170,900

Vermont – 0.3%
Vermont Educational & Health Buildings Financing Agency (Landmark College, Inc.) Series 2009 1.61%, 07/01/2039(n)	2,375	2,375,000

Washington – 0.4%
State of Washington (State of Washington) Series 2024-C 5.00%, 02/01/2025	1,000	1,000,000
Series 2024-R 5.00%, 07/01/2025	2,000	2,017,985

		3,017,985

Wisconsin – 0.0%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023(d) (f) (k) (l) (m)	600	0
Series 2023 15.00%, 04/30/2023(d) (f) (k) (l) (m)	175	2

		2

Total Short-Term Municipal Notes (cost $39,057,135)		38,298,154

Total Municipal Obligations (cost $759,993,222)		751,609,803

CORPORATES - INVESTMENT GRADE – 0.8%
Industrial – 0.6%
Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 4.00%, 08/01/2028(b)	400	381,420
YMCA of Greater New York 2.303%, 08/01/2026	1,000	957,190

		1,338,610

Other Industrial – 0.4%
Trustees of Columbia University in the City of New York (The) Series 2024 4.355%, 10/01/2035	3,000	2,839,170

		4,177,780

	Principal Amount (000)	U.S. $ Value

Financial Institutions – 0.2%
Banking – 0.2%
Bank of New York Mellon Corp. (The) Series H 3.70%, 03/20/2026(o)	$100	$97,656
Citigroup, Inc. Series Z 7.375%, 05/15/2028(o)	1,000	1,037,530
Fifth Third Bancorp Series L 4.50%, 09/30/2025(o)	100	98,693
Huntington Bancshares, Inc./OH Series F 5.625%, 07/15/2030(o)	100	98,242
Truist Financial Corp. Series Q 5.10%, 03/01/2030(o)	100	96,569
Wells Fargo & Co. Series BB 3.90%, 03/15/2026(o)	100	98,223

		1,526,913

Total Corporates - Investment Grade (cost $5,895,041)		5,704,693

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.4%
Agency CMBS – 0.3%
California Housing Finance Agency Series 2021-3, Class X 0.792%, 08/20/2036(i)	950	44,585
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2022-ML13, Class XUS 0.985%, 09/25/2036(i)	1,156	75,435
Series 2024-ML21, Class AUS 4.616%, 08/25/2041	1,287	1,291,328
Series 2024-ML24, Class AUS 4.299%, 05/25/2041	996	958,322

		2,369,670

Non-Agency Fixed Rate CMBS – 0.1%
New Hampshire Business Finance Authority Series 2022-2, Class X 0.69%, 10/01/2036(i)	969	42,477
Washington State Housing Finance Commission Series 2023-1, Class X 1.494%, 04/20/2037(i)	1,979	199,308

		241,785

Total Commercial Mortgage-Backed Securities (cost $2,702,712)		2,611,455

	Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.2%
Financial Institutions – 0.0%
Banking – 0.0%
Comerica, Inc. 5.625%, 07/01/2025(o)	$100	$99,646

		99,646

REITs – 0.0%
Bridgewater Castle Rock ALF LLC 9.50%, 06/30/2025	60	61,144

		160,790

Industrial – 0.2%
Communications - Media – 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(b)	309	252,416
DISH DBS Corp. 5.25%, 12/01/2026(b)	240	221,774
5.75%, 12/01/2028(b)	250	216,820

		691,010

Consumer Cyclical - Entertainment – 0.1%
Wild Rivers Water Park 8.50%, 11/01/2051(l) (m)	1,225	749,389

Services – 0.0%
Trousdale Issuer LLC Series A 6.50%, 04/01/2025(d) (e) (l) (m)	161	10,283

		1,450,682

Utility – 0.0%
Electric – 0.0%
Vistra Corp. 7.00%, 12/15/2026(b) (o)	225	225,549

Total Corporates - Non-Investment Grade (cost $2,396,294)		1,837,021

ASSET-BACKED SECURITIES – 0.2%
Autos - Fixed Rate – 0.2%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b)	926	941,364

Other ABS - Fixed Rate – 0.0%
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(b)	195	177,669
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth 12.50%, 03/04/2026(l)	18	17,128

		194,797

Total Asset-Backed Securities (cost $1,137,675)		1,136,161

	Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 1M2 11.215% (CME Term SOFR + 6.86%), 08/25/2028(c)	$38	$39,848
Series 2016-C02, Class 1M2 10.465% (CME Term SOFR + 6.11%), 09/25/2028(c)	33	33,402
Series 2017-C04, Class 2M2 7.315% (CME Term SOFR + 2.96%), 11/25/2029(c)	128	131,149
Series 2015-C02, Class 1M2 8.465% (CME Term SOFR + 4.11%), 05/25/2025(c)	21	20,734

Total Collateralized Mortgage Obligations (cost $214,003)		225,133

COLLATERALIZED LOAN OBLIGATIONS – 0.0%
CLO - Floating Rate – 0.0%
THL Credit Wind River CLO Ltd. Series 2014-2A, Class AR 5.704% (CME Term SOFR 3 Month + 1.40%), 01/15/2031(b) (c) (cost $45,537)	46	45,690

	Shares

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Energy – 0.0%
AES Guayama Holdings 0.00%(d) (l) (m) (cost $96,592)	5,320	15,481

SHORT-TERM INVESTMENTS – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.27%(p) (q) (r) (cost $10,532,399)	10,532,399	10,532,399

Total Investments – 108.7% (cost $783,013,475)(s)		773,717,836
Other assets less liabilities – (8.7)%		(62,011,655)

Net Assets – 100.0%		$711,706,181

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	21,340	10/15/2028	CPI#	2.565%	Maturity	$(8,139)	$—	$(8,139)
USD	19,750	10/15/2029	2.569%	CPI#	Maturity	(8,063)	—	(8,063)
USD	19,000	10/15/2029	2.485%	CPI#	Maturity	64,980	—	64,980
USD	14,592	10/15/2029	2.516%	CPI#	Maturity	29,261	—	29,261
USD	14,579	10/15/2029	2.451%	CPI#	Maturity	72,286	—	72,286
USD	14,579	10/15/2029	2.499%	CPI#	Maturity	40,548	—	40,548
USD	22,410	10/15/2030	CPI#	2.531%	Maturity	(20,695)	—	(20,695)

						$170,178	$—	$170,178

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	7,900	10/15/2030	1 Day SOFR	4.092%	Annual	$4,681	$—	$4,681
USD	19,180	09/15/2031	1 Day SOFR	3.527%	Annual	(676,277)	(1,589)	(674,688)
USD	16,300	12/03/2031	1 Day SOFR	4.178%	Annual	90,750	—	90,750
USD	9,140	12/03/2031	1 Day SOFR	4.057%	Annual	(16,795)	—	(16,795)
USD	8,300	08/15/2034	3.264%	1 Day SOFR	Annual	600,351	241	600,110
USD	6,700	08/15/2034	3.304%	1 Day SOFR	Annual	472,352	—	472,352
USD	6,120	08/15/2034	3.314%	1 Day SOFR	Annual	409,960	—	409,960
USD	6,000	08/15/2034	3.446%	1 Day SOFR	Annual	345,435	—	345,435
USD	3,000	08/15/2034	3.187%	1 Day SOFR	Annual	234,465	—	234,465

						$1,464,922	$(1,348)	$1,466,270

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	10,000	05/21/2025	MMD 5 Year^	3.200%	Maturity	$142,544	$—	$142,544
Citibank NA	USD	2,220	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	189,568	—	189,568
JPMorgan Chase Bank NA	USD	3,000	03/27/2025	MMD 5 Year^	2.920%	Maturity	11,965	—	11,965
JPMorgan Chase Bank NA	USD	5,000	06/04/2025	MMD 5 Year^	3.340%	Maturity	101,079	—	101,079
JPMorgan Chase Bank NA	USD	5,000	06/27/2025	MMD 5 Year^	3.200%	Maturity	58,935	—	58,935
Morgan Stanley Capital Services LLC	USD	10,000	03/17/2025	MMD 5 Year^	2.910%	Maturity	39,934	—	39,934
Morgan Stanley Capital Services LLC	USD	10,000	03/26/2025	MMD 5 Year^	2.880%	Maturity	20,668	—	20,668
Morgan Stanley Capital Services LLC	USD	5,000	04/16/2025	MMD 5 Year^	3.040%	Maturity	43,247	—	43,247
Morgan Stanley Capital Services LLC	USD	3,000	04/21/2025	MMD 10 Year^	3.220%	Maturity	34,272	—	34,272
Morgan Stanley Capital Services LLC	USD	5,000	05/09/2025	MMD 5 Year^	3.050%	Maturity	38,226	—	38,226

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	USD	5,000	05/27/2025	MMD 5 Year^	3.310%	Maturity	$95,672	$—	$95,672
Morgan Stanley Capital Services LLC	USD	2,000	08/29/2025	MMD 10 Year^	3.040%	Maturity	(47,872)	—	(47,872)
Morgan Stanley Capital Services LLC	USD	2,000	10/23/2025	MMD 10 Year^	3.240%	Maturity	(19,382)	—	(19,382)
Morgan Stanley Capital Services LLC	USD	2,000	12/19/2025	MMD 10 Year^	3.300%	Maturity	(18,595)	—	(18,595)

							$690,261	$—	$690,261

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2025, the aggregate market value of these securities amounted to $182,312,589 or 25.6% of net assets.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2025.
(d)	Non-income producing security.
(e)	Defaulted.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 2.27% of net assets as of January 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II Trust (ARC70 II TRUST) Series 2023 4.84%, 04/01/2065	07/18/2023	$1,902,673	$1,789,536	0.25%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2026	08/12/2020-07/20/2022	1,101,588	30,000	0.00%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	100,000	0	0.00%
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	04/07/2020	41,774	5,623	0.00%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041	01/14/2021	246,505	187,500	0.03%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051	07/14/2021	$102,024	$64,485	0.01%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2056	07/14/2021	101,544	62,013	0.01%
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	955,000	942,276	0.13%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.755%, 11/01/2046	06/24/2024	9,825,000	9,869,925	1.39%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	107,716	7,592	0.00%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029	12/13/2022	494,373	368,110	0.05%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023	835,000	836,623	0.12%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	07/20/2022	84,555	15,000	0.00%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	06/16/2021-10/20/2022	269,304	45,000	0.01%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.50%, 06/01/2042	06/08/2022	615,000	540,598	0.08%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.706%, 06/01/2029	06/08/2022	530,000	451,417	0.06%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	$1,000,000	$891,000	0.13%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023	11/10/2022	600,000	0	0.00%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	03/16/2023	175,000	2	0.00%

(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2025.
(h)	Inverse floater security.
(i)	IO - Interest Only.
(j)	When-Issued or delayed delivery security.
(k)	Defaulted matured security.
(l)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(m)	Fair valued by the Adviser.
(n)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(o)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(p)	The rate shown represents the 7-day yield as of period end.
(q)	Affiliated investments.
(r)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(s)

As of January 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,847,253 and gross unrealized depreciation of investments was $(19,816,183), resulting in net unrealized depreciation of $(6,968,930).

As of January 31, 2025, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.9% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CHF – Collegiate Housing Foundation

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

FHLMC – Federal Home Loan Mortgage Corporation

MMD – Municipal Market Data

MUNIPSA – SIFMA Municipal Swap Index.

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

AB Tax-Aware Fixed Income Opportunities Portfolio

January 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$713,311,649	$—		$713,311,649
Short-Term Municipal Notes	—	38,298,152	2	(a)	38,298,154
Corporates - Investment Grade	—	5,704,693	—		5,704,693
Commercial Mortgage-Backed Securities	—	2,611,455	—		2,611,455
Corporates - Non-Investment Grade	—	1,077,349	759,672		1,837,021
Asset-Backed Securities	—	1,119,033	17,128		1,136,161
Collateralized Mortgage Obligations	—	225,133	—		225,133
Collateralized Loan Obligations	—	45,690	—		45,690
Preferred Stocks	—	—	15,481		15,481
Short-Term Investments	10,532,399	—	—		10,532,399

Total Investments in Securities	10,532,399	762,393,154	792,283	(a)	773,717,836
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	207,075	—		207,075
Centrally Cleared Interest Rate Swaps	—	2,157,994	—		2,157,994
Interest Rate Swaps	—	776,110	—		776,110
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(36,897)	—		(36,897)
Centrally Cleared Interest Rate Swaps	—	(693,072)	—		(693,072)
Interest Rate Swaps	—	(85,849)	—		(85,849)

Total	$10,532,399	$764,718,515	$792,283	(a)	$776,043,197

The Fund holds liabilities for floating rate notes obligations which are not reflected in the table above. The fair value of the Fund’s liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as level 2.

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2025 is as follows:

Fund	Market Value 10/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$1,670	$61,489	$52,627	$10,532	$105